Auditor's Remuneration - Summary of Auditors' Remuneration (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Auditors remuneration [line items]
Total assurance services	$ 15,513	$ 16,276	$ 14,515
Other services		400	13
Total other services		400	13
Total fees	15,513	16,676	14,528
Parent [member]
Auditors remuneration [line items]
Total assurance services	10,642	11,196	6,764
Subsidiaries, joint ventures and associates [member]
Auditors remuneration [line items]
Total assurance services	1,234	1,262	5,127
Audit-related assurance services required by legislation to be provided by the auditor [Member]
Auditors remuneration [line items]
Total assurance services	1,770	1,815	1,358
Other assurance and agreed-upon procedures under legislation or contractual arrangements [Member]
Auditors remuneration [line items]
Total assurance services	$ 1,867	$ 2,003	$ 1,266